Financial Risk Management (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		R$ 842,996	R$ 831,226	R$ 793,341
Lease Liabilities		140,563	160,542	173,103
Accounts Payable for business combination and acquisition of associates		625,277	532,313	48,055
Suppliers		250,647
Reverse Factoring		155,469
Other liabilities - related parties		54
Financial liabilities by maturity ranges		R$ 2,015,006
Estimated interest rate (as a percent)		12.43%
Capital Management
Net debt (i)	[1]	R$ 1,969,241	1,518,247
Total equity		4,629,679	4,665,209	R$ 4,785,317	R$ 3,100,083
Total capitalization (ii)	[2]	R$ 2,660,438	R$ 3,146,963
Gearing ratio - % - (iii)	[3]	74.00%	48.00%
Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		R$ 947,781
Lease Liabilities		158,035
Accounts Payable for business combination and acquisition of associates		702,999
Suppliers		281,802
Reverse Factoring		174,794
Other liabilities - related parties		61
Financial liabilities by maturity ranges		2,265,472
In up to one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		93,779
Lease Liabilities		23,151
Accounts Payable for business combination and acquisition of associates		73,007	R$ 20,502
Suppliers		250,647
Reverse Factoring		155,469
Other liabilities - related parties		54
Financial liabilities by maturity ranges		596,107
In up to one year [member] | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		105,436
Lease Liabilities		26,029
Accounts Payable for business combination and acquisition of associates		82,082
Suppliers		281,802
Reverse Factoring		174,794
Other liabilities - related parties		61
Financial liabilities by maturity ranges		670,204
One to two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		499,217
Lease Liabilities		22,921
Accounts Payable for business combination and acquisition of associates		389,186	R$ 35,685
Suppliers		0
Reverse Factoring		0
Other liabilities - related parties		0
Financial liabilities by maturity ranges		911,324
One to two years [member] | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		561,270
Lease Liabilities		25,770
Accounts Payable for business combination and acquisition of associates		437,562
Suppliers		0
Reverse Factoring		0
Other liabilities - related parties		0
Financial liabilities by maturity ranges		1,024,602
Over two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		250,000
Lease Liabilities		94,491
Accounts Payable for business combination and acquisition of associates		163,084
Suppliers		0
Reverse Factoring		0
Other liabilities - related parties		0
Financial liabilities by maturity ranges		507,575
Over two years | Undiscounted contractual amounts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds and financing		281,075
Lease Liabilities		106,236
Accounts Payable for business combination and acquisition of associates		183,355
Suppliers		0
Reverse Factoring		0
Other liabilities - related parties		0
Financial liabilities by maturity ranges		R$ 570,666

[1]	Net debt comprises financial liabilities (note 7) net of cash and cash equivalents.
[2]	Refers to the difference between Shareholders’ Equity and Net debt.
[3]	The Gearing Ratio is calculated based on Net Debt/Total Capitalization.